Accrued liabilities and other liabilities	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued liabilities and other liabilities
1 1 .	Accrued liabilities and other liabilities

	As of December 31,
	2019	2020
Deposits related to the Group staff apartment sales (*)	5,217,890	3,445,060
Accrued insurance expenses	—	1,959,206
Interests payable	116,549	45,294
Others	428,960	1,269,592

Total	5,763,399	6,719,152

(*)	Deposit prepaid to the Group for intention of purchasing the Group’s staff apartments which can be freely withdrawn before final approval of the ownership transfer.